Taxation - Income Tax Related to Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	€ 11	€ 90	€ 103
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	12	23	20
Changes in cash flow hedge reserve	(199)	(76)	167
Remeasurement of the net defined benefit asset/liability	(14)	(12)	(25)
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	7	(33)
Exchange rate differences and other	7	(18)	(12)
Total income tax related to components of other comprehensive income	€ (176)	€ (25)	€ 253